PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2014	2015
	US$	US$
Housing loans to employees guaranteed by RPL (Note 22)	181	—
Interest-free loans to third parties, net of allowance	—	13,209
Advances to employees	3,440	3,131
Prepayments to business partners, net of allowance	16,443	11,180
Interest receivables	455	818
Receivables in connection with exercise of options from agents and employees	2,532	1,037
Short-term bridge loans in connection with potential investments, net of allowance	1,961	6,398
Prepayment for inventory	10,498	1,401
Unsecured interest-free loans to related parties, net of allowance (Note 22)	5,848	3,020
Others, net of allowance	2,778	1,545
Total	44,136	41,739

Loan to third party is mainly the loan to NationSky. The Group had been providing financial support to NationSky as the Group's subsidiary and the amount was eliminated in the consolidated financial statement in prior years. After the disposal, NationSky becomes a third party. At the disposal date, the Group, NationSky, and the CEO of NationSky have settled the amount of the loan is US$11,125 (equivalent to RMB72,240), and the loan will be repaid before June 30, 2016 by NationSky. If not repaid, the CEO of NationSky will bear the unlimited joint liability regarding the loan.

Prepayments to business partners represent prepaid customer acquisition costs, advanced advertising and promotion fees, prepaid revenue sharing costs to third-party game developers associated with game operation, and any deposits for rentals and office-related supplies and etc.

The Group's short-term interest-free bridge loan balances, net of allowance, are US$1,961 and US$6,398 as of December 31, 2014 and 2015, respectively. The short-term interest-free bridge loans are for potential investees in consideration of future acquisitions or investments on these investees.

One of the factors for allowance of other current assets is from other current assets with the aging greater than one year, mainly including the allowance of the bridge loan, which is US$2,048. Another factor is from the full impairment of equity investment in Hissage, an allowance of $1,078 for the loan due from Hissage is recorded, based on the agreement between the Group and another shareholder of Hissage.